RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Lending to related parties		$ 0	$ 1,624,261	$ 0
Rene Sola Singapore Pte Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Purchase of modules from		12,466,413	33,238,377	0
Purchased services related to the construction of project assets		5,168,278	868,158	0
Borrowing from	[1]	17,273,194	11,343,739	0
Lending to related parties	[2]	0	1,624,261	0
Acquire project companies from	[3]	$ 11,286,840	$ 0	$ 0

[1]	It represented the borrowings under a loan agreement between the Company (“borrower”) and ReneSola Singapore (the “lender”). The lender grants to the borrower a loan in the principal amount of up to US$200 million with annual interest rate of 1%. There is no fixed repayment schedule of this loan. For such loans during 2018, total principal additions were $17.3 million.
[2]	It represented the loan borrowed by ReneSola Singapore’s subsidiaries bearing no interest. There is no fixed repayment schedule of this loan.
[3]	In 2018, the Company acquired certain project companies from ReneSola Zhejiang Ltd. and ReneSola Jiangsu Ltd. for total cash consideration of $11.29 million. These acquired project companies substantially only own solar power plants that were already being operated by the Company prior to the acquisition. Under ASU 2017–01 “Clarifying the Definition of a Business,” such acquisition constituted an asset acquisition as substantially all of the consideration for acquiring these assets is concentrated in a single identifiable asset.